Share capital - Summary of Outstanding Common Shares (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
NUMBER OF SHARES
Shares issued under employee stock option plan (in shares)	2,952,992	4,603,861
Shares issued under employee stock option plan	$ 171	$ 262
Common shares
NUMBER OF SHARES
Stated capital beginning of period	20,662
Stated capital end of period	$ 20,840	$ 20,662
Issued capital | Common shares
NUMBER OF SHARES
Number of shares beginning of period (in shares)	909,018,871	904,415,010
Stated capital beginning of period	$ 20,662	$ 20,390
Shares issued for deferred plan (in shares)	11,003	0
Shares issued under deferred share plan	$ 1	$ 0
Shares issued under employee stock option plan (in shares)	2,952,992	4,603,861
Shares issued under employee stock option plan	$ 177	$ 272
Number of shares end of period (in shares)	911,982,866	909,018,871
Stated capital end of period	$ 20,840	$ 20,662